Statement of Member's Equity - USD ($) $ in Thousands	Total	Sabine Pass LNG-LP, LLC [Member]	Accumulated Other Comprehensive Income (Loss)
Members' equity, beginning of period at Dec. 31, 2012	$ 1,467,239	$ 1,494,479	$ (27,240)
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	338,276	338,276	0
Interest rate cash flow hedges	27,240	0	27,240
Net loss	(194,490)	(194,490)	0
Member's equity, end of period at Dec. 31, 2013	1,638,265	1,638,265	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	11,734	11,734	0
Non-cash distributions to affiliates	(745)	(745)	0
Net loss	(376,853)	(376,853)	0
Member's equity, end of period at Dec. 31, 2014	1,272,401	1,272,401	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	15,297	15,297	0
Non-cash distributions to affiliates	(90,794)	(90,794)	0
Net loss	(265,617)	(265,617)	0
Member's equity, end of period at Dec. 31, 2015	931,287	931,287	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions from Cheniere Partners	1,250	1,250
Non-cash distributions to affiliates	(252,802)	(252,802)
Net loss	(238,274)	(238,274)
Member's equity, end of period at Sep. 30, 2016	$ 441,461	$ 441,461